UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2003

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None









I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:75

Form 13F Information Table Value Total:294,277

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF: 06/30/2003

NAME OF   	    	 	 CUSIP	FAIR	MKT SHARES	VOTING
                  			VALUE PRINCIPAL  AUTHORITY

AT&T WIRELESS 		00209A106	45 	5,474 	5,474
ALLIED CAPITAL CORP	01903Q108	56 	2,426 	2,426
CORRECTIONS CORP 		22025Y407	1,935 76,388 	76,388
DIAMONDS TRUST 		252787106	2,032 22,600 	22,600
EMC CORP/MASS		268648102	145 	13,860 	13,860
GLADSTONE CAPITAL 	376535100	21 	1,014 	1,014
ISTAR FINANCIAL INC	45031U101	68 	1,876 	1,876
INTEL CORP			458140100	208 	10,000 	10,000
JDS UNIPHASE CORP		46612J101	70 	20,000 	20,000
MASSMUTUAL CORP 		576292106	9 	400 		400
MASSMUTUAL PART		576299101	40 	3,836 	3,836
MCDATA CORPORATION	580031201	7 	510 		510
MCG CAPITAL CORP		58047P107	50 	3,427 	3,427
NTL INC			62940M104	531 	15,428 	15,428
NASDAQ-100 INDEX 		631100104	1,208 40,340 	40,340
NEWTEK BUSINESS 		652526104	85 	16,000 	16,000
NORTEL NETWORKS 		656568102	54 	20,000 	20,000
PEGASUS COMM CORP		705904605	11 	382 		382
PENNEY J C INC		708160106	63 	3,712 	3,712
SPDR TRUST SERIES 1	78462F103	4,041 41,420 	41,420
TRAVELERS PROPERTY 	89420G109	4 	258 		258
TRAVELERS PROPERTY 	89420G406	8 	531 		531
UNITED GLOBAL COM 	913247508	3 	500 		500
SCOTTISH ANNUITY 		G7885T104	91,599 4,532,380 	4,532,380
ADVANCED MICRO DEV 	007903AF4	564 	500,000 	0
AFFILIATED COMPUTER 	008190AF7	589 	500,000 	0
AGERE SYSTEMS CONV 	00845VAA8	115 	100,000 	0
CKE RESTAURANTS INC 	12561EAB1	5,171 5,250,000 	0
CSX CORP ZERO CPN 	126408GA5	12,506 15,000,000 0
CALPINE CORP CONV 	131347BA3	1,820 2,000,000 	0
COMMSCOPE INC CONV 	203372AB3	4,525 5,000,000 	0
COMPUTER ASSOCIATES 	204912AR0	601 	500,000 	0
CORNING INC CONV SR 	219350AK1	805 	750,000 	0
COX COMM INC CONV 	224044AX5	10,973 22,000,000 0
CYPRESS SEMICOND 		232806AF6	1,001 1,000,000 	0
DEVON ENERGY CORP 	25179MAA1	4,663 4,572,000 	0
DEVON ENERGY CORP 	25179MAB9	7,438 7,274,000 	0
DIAMOND OFFSHORE 		25271CAC6	11,334 20,016,000 0
DIAMOND OFFSHORE 		25271CAE2	936 	1,000,000 	0
WALT DISNEY CONV SR 	254687AU0	33,240 32,000,000 0
DUKE ENERGY CORP 		264399EJ1	522 	500,000 	0
E*TRADE GROUP INC 	269246AD6	533 	500,000 	0
ECHOSTAR COMM CONV 	278762AD1	496 	500,000 	0
EL PASO CORP CONV 	28336LAC3	1,328 3,000,000 	0
ELEC FOR IMAGING 		284745AA4	1,031 1,000,000 	0
EMULEX CORP CONV 		292475AB6	699 	750,000 	0
GENERAL MOTORS CONV 	370442733	8,064 9,000,000 	0
GENERAL MOTORS CONV 	370442741	2,934 3,000,000 	0
HILTON HOTELS CONV 	432848AY5	488 	500,000 	0
IDEC PHARM			449370AE5	581 	1,000,000 	0
INTERIM SERVICES 		45868PAA8	1,900 2,000,000 	0
INTL PAPER ZERO CPN 	460146BM4	9,991 18,806,000 	0
INTL RECTIFIER CORP 	460254AE5	1,958 2,000,000 	0
INTERPUBLIC GROUP 	460690AJ9	8,277 9,500,000 	0
KERR-MCGEE CORP 		492386AP2	1,605 1,500,000 	0
LAMAR ADVERTISING 	512815AG6	502 	500,000 	0
AT&T CORP-LIBERTY 	530715AN1	376 	500,000 	0
LIBERTY MEDIA CONV 	530715AR2	1,560 1,500,000 	0
LOWES CO CONV NT 		548661CG0	970 	1,000,000 	0
MASCO CORP ZERO CPN 	574599AW6	26,400 60,000,000 0
MEDTRONIC INC CONV 	585055AB2	1,038 1,000,000 	0
NETWORK ASSOCIATES 	64123LAB7	527 	500,000 	0
OMNICARE INC CONV 	681904AD0	1,040 1,000,000 	0
PENNEY (JC) CO INC 	708160BV7	1,958 2,000,000 	0
PROVIDIAN FINANCIAL 	74406AAC6	277 	250,000 	0
SOLECTRON CORP CONV 	834182AL1	1,120 2,000,000 	0
STMICROELECTRONICS 	861012AB8	1,791 2,000,000 	0
SYMANTEC CORP CONV 	871503AB4	703 	500,000 	0
TELEFONOS DE MEXICO 	879403AD5	1,119 1,000,000 	0
TEVA PHARMACEUT 		88164MAB4	701 	500,000 	0
THERMOTREX CORP 		883556AJ1	1,928 2,000,000 	0
3M COMPANY CONV 		88579YAB7	8,638 10,000,000 	0
UNIVERSAL HEALTH 		913903AL4	589 	1,000,000 	0
BAXTER INTL			071813406	735 	15,000 	0
FORD MOTOR CO CAP 	345395206	2,607 60,000 	0
TRAVELERS PPTY 		89420G307	720 	30,000 	0